Lease Liabilities - Schedule of Total Group Cash Outflows for Leases (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Principal element of lease payments	$ 160,040	$ 174,218	$ 779,807
Interest element of lease payments - continuing operations	21,278	26,872	26,934
Total cash outflows for leases	$ 181,318	$ 201,090	$ 806,741